Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 40,209	$ 40,430
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	37,652	38,320
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	21,979	22,129
Intangible assets with indefinite useful lives [member] | Rest of North America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	40	42
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,166	2,977
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,374	2,870
Intangible assets with indefinite useful lives [member] | Rest of Middle Americas [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,531	3,432
Intangible assets with indefinite useful lives [member] | Rest of South America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	767	724
Intangible assets with indefinite useful lives [member] | Europe [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	423	452
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,847	3,029
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,072	1,112
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	405	440
Intangible assets with indefinite useful lives [member] | Rest of Asia Pacific [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,048	$ 1,113